CONSOLIDATED STATEMENTS OF CASH FLOWS (Paranthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payments for acquisition of business, cash acquired	$ 20,196,362